OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-03826
AIM Sector Funds (Invesco Sector Funds)1

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 3/312, 9/303
Date of reporting period: 12/31/10

[1]	Funds included are: Invesco Technology Sector, Invesco U.S. Mid Cap Value Fund, Invesco U.S. Small Cap Value Fund, Invesco Value Fund, Invesco Value II Fund, Invesco Van Kampen Mid Cap Growth Fund, Invesco Van Kampen Small Cap Value Fund, Invesco Van Kampen Utility Fund and Invesco Van Kampen Value Opportunities Fund.

[2]	Funds with the fiscal year end 3/31 are: Invesco Technology Sector Fund, Invesco Van Kampen Mid Cap Growth Fund, Invesco Van Kampen Small Cap Value Fund, Invesco Van Kampen Utility Fund and Invesco Van Kampen Value Opportunities Fund.

[3]	Funds with the fiscal year end 9/30 are: Invesco U.S. Mid Cap Value Fund, Invesco U.S. Small Cap Value Fund, Invesco Value Fund and Invesco Value II Fund.

Item 1. Schedule of Investments.

Invesco Technology Sector Fund
Quarterly Schedule of Portfolio Holdings
December 31, 2010

invesco.com/us	MS-TECH-QTR-1 12/10	Invesco Advisers, Inc.

Schedule of Investments
December 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.87%

Application Software—7.03%
Autodesk, Inc. (b)	48,254	$1,843,303
Citrix Systems, Inc. (b)	27,560	1,885,379
NICE Systems Ltd. -ADR (Israel)(b)	47,342	1,652,236
Quest Software, Inc. (b)	55,854	1,549,390
TIBCO Software Inc. (b)	83,493	1,645,647

		8,575,955

Communications Equipment—12.97%
Acme Packet, Inc. (b)	26,995	1,435,054
Ciena Corp. (b)	97,959	2,062,037
Cisco Systems, Inc. (b)	119,930	2,426,184
Finisar Corp. (b)	53,012	1,573,926
JDS Uniphase Corp. (b)	119,247	1,726,697
Plantronics, Inc.	27,801	1,034,753
Polycom, Inc. (b)	36,990	1,441,870
QUALCOMM, Inc.	75,991	3,760,795
Sycamore Networks, Inc.	17,826	367,037

		15,828,353

Computer Hardware—6.95%
Apple Inc. (b)	24,448	7,885,947
Dell Inc. (b)	43,797	593,449

		8,479,396

Computer Storage & Peripherals—9.15%
Compellent Technologies, Inc. (b)(c)	21,907	604,414
EMC Corp. (b)	129,539	2,966,443
NetApp, Inc. (b)	28,657	1,574,989
SanDisk Corp. (b)	81,900	4,083,534
Seagate Technology (Ireland)(b)	40,798	613,194
STEC Inc. (b)(c)	40,301	711,313
Western Digital Corp. (b)	18,109	613,895

		11,167,782

Data Processing & Outsourced Services—5.86%
Alliance Data Systems Corp. (b)(c)	18,800	1,335,364
MasterCard, Inc. -Class A	15,578	3,491,186
Visa Inc. Class A	7,901	556,072
Wright Express Corp. (b)	38,508	1,771,368

		7,153,990

Electronic Components—1.12%
Corning Inc.	71,065	1,372,976

Electronic Manufacturing Services—5.54%
Flextronics International Ltd. (Singapore)(b)	315,010	2,472,829

Jabil Circuit, Inc.	40,194	807,497
Tyco Electronics Ltd. (Bermuda)	98,381	3,482,687

		6,763,013

Fertilizers & Agricultural Chemicals—1.20%
Monsanto Co.	21,106	1,469,822

Health Care Equipment—0.47%
Masimo Corp.	19,605	569,917

Internet Retail—2.41%
Amazon.com, Inc. (b)	10,310	1,855,800
Netflix Inc. (b)	6,195	1,088,462

		2,944,262

Internet Software & Services—5.19%
Google Inc., Class A (b)	7,537	4,476,752
GSI Commerce, Inc. (b)	37,206	863,179
VeriSign, Inc.	30,298	989,836

		6,329,767

IT Consulting & Other Services—3.70%
Accenture PLC -Class A (Ireland)	25,200	1,221,948
Cognizant Technology Solutions Corp. -Class A (b)	27,300	2,000,817
International Business Machines Corp.	8,833	1,296,331

		4,519,096

Semiconductor Equipment—5.99%
Advanced Energy Industries, Inc. (b)	49,551	675,876
ASML Holding N.V. -New York Shares (Netherlands)	34,646	1,328,328
Cymer, Inc. (b)	32,245	1,453,282
Novellus Systems, Inc. (b)	119,211	3,852,899

		7,310,385

Semiconductors—16.45%
Avago Technologies Ltd.	68,009	1,936,216
Broadcom Corp. -Class A	51,695	2,251,317
Cirrus Logic, Inc. (b)(c)	57,750	922,845
Intel Corp.	163,773	3,444,146
Marvell Technology Group Ltd. (Bermuda)(b)	30,184	559,913
Micron Technology, Inc. (b)	158,620	1,272,132
Microsemi Corp. (b)	144,492	3,308,867
ON Semiconductor Corp. (b)	181,411	1,792,341
RF Micro Devices, Inc. (b)	139,665	1,026,538
See accompanying notes which are an integral part of this schedule.
Invesco Technology Sector Fund

	Shares	Value

Semiconductors—(continued)
Semtech Corp. (b)	73,365	$1,660,984
Skyworks Solutions, Inc. (b)	34,776	995,637
Xilinx, Inc.	31,362	908,871

		20,079,807

Systems Software—14.84%
Ariba Inc. (b)	76,006	1,785,381
Check Point Software Technologies Ltd. (Israel)(b)	97,452	4,508,130
CommVault Systems, Inc. (b)	20,648	590,946
Microsoft Corp.	113,920	3,180,646
Oracle Corp.	98,947	3,097,041
Red Hat, Inc. (b)	46,325	2,114,736
Rovi Corp. (b)	45,747	2,836,771

		18,113,651

Total Common Stocks & Other Equity Interests (Cost $97,723,430)		120,678,172

Money Market Funds—1.60%

Liquid Assets Portfolio — Institutional Class (d)	973,318	973,318
Premier Portfolio — Institutional Class (d)	973,318	973,318

Total Money Market Funds (Cost $1,946,636)		1,946,636

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.47% (Cost $99,670,066)		122,624,808

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—1.43%
Liquid Assets Portfolio — Institutional Class (Cost $1,748,783)(d)(e)	1,748,783	1,748,783
TOTAL INVESTMENTS—101.90% (Cost $101,418,849)		124,373,591

OTHER ASSETS LESS LIABILITIES—(1.90)%		(2,321,015)

NET ASSETS—100.00%		$122,052,576

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at December 31, 2010.

(d)	The money market fund and the Fund are affiliated by having the same investment advisor.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1E.
See accompanying notes which are an integral part of this schedule.
Invesco Technology Sector Fund

Notes to Quarterly Schedule of Portfolio Holdings
December 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Technology Sector Fund

A. Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
Invesco Technology Sector Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of December 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended December 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$124,373,591	$—	$—	$124,373,591
NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$21,941,017

Aggregate unrealized (depreciation) of investment securities	(1,780,101)

Net unrealized appreciation of investment securities	$20,160,916

Cost of investments for tax purposes is $104,212,675.
NOTE 4 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Technology Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Technology Sector Fund

Invesco U.S. Mid Cap Value Fund
Quarterly Schedule of Portfolio Holdings
December 31, 2010

invesco.com/us	MS-USMCV-QTR-1 12/10	Invesco Advisers, Inc.

Schedule of Investments
December 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—93.51%

Aerospace & Defense—2.92%
Goodrich Corp.	69,099	$6,085,549

Asset Management & Custody Banks—1.91%
Northern Trust Corp.	71,770	3,976,776

Auto Parts & Equipment—1.96%
Lear Corp. (b)	41,476	4,094,096

Building Products—1.95%
Lennox International Inc.	85,795	4,057,246

Computer Hardware—2.06%
Diebold, Inc.	133,840	4,289,572

Data Processing & Outsourced Services—2.22%
Fidelity National Information Services, Inc.	169,122	4,632,252

Diversified Banks—1.78%
Comerica Inc.	88,067	3,719,950

Diversified Chemicals—1.00%
PPG Industries, Inc.	24,732	2,079,219

Electric Utilities—5.00%
Edison International	159,908	6,172,449
Great Plains Energy Inc.	218,980	4,246,022

		10,418,471

Electronic Manufacturing Services—0.98%
Flextronics International Ltd. (Singapore)(b)	261,123	2,049,816

Food Distributors—1.90%
Sysco Corp.	134,622	3,957,887

Health Care Distributors—2.47%
Henry Schein, Inc. (b)	83,831	5,146,385

Health Care Equipment—1.45%
Beckman Coulter, Inc. (c)	28,115	2,115,092
Teleflex Inc.	16,804	904,223

		3,019,315

Health Care Facilities—6.16%
Brookdale Senior Living Inc. (b)	350,641	7,507,224
HealthSouth Corp. (b)	257,147	5,325,514

		12,832,738

Heavy Electrical Equipment—1.34%
Babcock & Wilcox Co. (b)	109,351	2,798,292

Home Furnishings—1.69%
Mohawk Industries, Inc. (b)	62,200	3,530,472

Housewares & Specialties—3.00%
Newell Rubbermaid Inc.	344,435	6,261,828

Industrial Machinery—3.61%
Snap-On Inc.	132,815	7,514,673

Insurance Brokers—5.32%
Marsh & McLennan Cos., Inc.	181,986	4,975,497
Willis Group Holdings PLC (Ireland)	176,538	6,113,511

		11,089,008

Investment Banking & Brokerage—2.15%
Charles Schwab Corp. (The)	261,833	4,479,963

Motorcycle Manufacturers—2.67%
Harley-Davidson, Inc.	160,445	5,562,628

Multi-Utilities—2.82%
CenterPoint Energy, Inc.	120,573	1,895,407
Wisconsin Energy Corp.	67,560	3,976,582

		5,871,989

Office Electronics—3.00%
Zebra Technologies Corp.-Class A (b)	164,349	6,243,618

Office Services & Supplies—3.46%
Avery Dennison Corp.	170,347	7,212,492

Oil & Gas Exploration & Production—1.90%
Pioneer Natural Resources Co.	45,572	3,956,561

Oil & Gas Storage & Transportation—5.58%
El Paso Corp.	471,481	6,487,578
Williams Cos., Inc. (The)	207,643	5,132,935

		11,620,513

Packaged Foods & Meats—2.13%
ConAgra Foods, Inc.	196,710	4,441,712

Paper Packaging—1.92%
Sonoco Products Co.	119,044	4,008,211

Personal Products—1.71%
Avon Products, Inc.	122,455	3,558,542

Property & Casualty Insurance—2.08%
ACE Ltd. (Switzerland)	69,660	4,336,335

See accompanying notes which are an integral part of this schedule.
Invesco U.S. Mid Cap Value Fund

	Shares	Value

Regional Banks—5.12%

BB&T Corp.	129,318	$3,399,770
First Horizon National Corp. (b)	174,036	2,050,144
Wintrust Financial Corp.	97,252	3,212,234
Zions Bancorp.	83,109	2,013,731

		10,675,879

Restaurants—2.39%
Darden Restaurants, Inc.	107,154	4,976,232

Retail REIT’s—1.49%
Weingarten Realty Investors	130,300	3,095,928

Soft Drinks—1.21%
Coca-Cola Enterprises Inc.	100,817	2,523,449

Specialty Chemicals—4.60%
Valspar Corp. (The)	122,051	4,208,319
W.R. Grace & Co. (b)	153,010	5,375,241

		9,583,560

Trucking—0.56%
Swift Transportation Co. (b)	94,198	1,178,417

Total Common Stocks & Other Equity Interests (Cost $176,739,435)		194,879,574

	Number of	Exercise	Expiration
	Contracts	Price	Date

Put Options Purchased—0.01%

Health Care Equipment—0.01%
Beckman Coulter, Inc. (Cost $30,890)	140	$65	Feb-11	14,700

	Shares

Money Market Funds—6.32%
Liquid Assets Portfolio — Institutional Class (d)	6,587,645	6,587,645
Premier Portfolio — Institutional Class (d)	6,587,645	6,587,645
Total Money Market Funds (Cost $13,175,290)		13,175,290
TOTAL INVESTMENTS—99.84% (Cost $189,945,615)		208,069,564

OTHER ASSETS LESS LIABILITIES—0.16%		329,123

NET ASSETS—100.00%		$208,398,687

Investment Abbreviations:

REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	A portion of this security is subject to call options written. See Note 1D and Note 3.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Mid Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
December 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco U.S. Mid Cap Value Fund

A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Call Options Written — The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently valued to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

E.	Put Options Purchased — The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

F.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco U.S. Mid Cap Value Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of December 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended December 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$208,069,564	$—	$—	$208,069,564

Options Written*	(15,790)	—	—	(15,790)

Total Investments	$208,053,774	$—	$—	$208,053,774

*	Unrealized (depreciation).
NOTE 3 — Derivative Investments
Transactions During the Period

	Call Option Contracts
	Number of	Premiums
	Contracts	Received

Beginning of period	—	$—

Written	140	43,710

End of period	140	$43,710
Open Call Options Written

						Unrealized
	Contract	Strike	Number of	Premiums		Appreciation
	Month	Price	Contracts	Received	Value	(Depreciation)

Beckman Coulter, Inc.	Feb-11	$75	140	$43,710	$59,500	$(15,790)
Invesco U.S. Mid Cap Value Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended December 31, 2010 was $24,286,599 and $21,907,314, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$21,623,019

Aggregate unrealized (depreciation) of investment securities	(3,593,705)

Net unrealized appreciation of investment securities	$18,029,314

Cost of investments for tax purposes is $190,040,250.
Invesco U.S. Mid Cap Value Fund

Invesco U.S. Small Cap Value Fund
Quarterly Schedule of Portfolio Holdings
December 31, 2010

invesco.com/us	MS-USSCV-QTR-1 12/10	Invesco Advisers, Inc.

Schedule of Investments (a)
December 31, 2010
(Unaudited)

	Shares	Value

Common Stocks—98.42%

Aerospace & Defense—6.94%
AAR Corp. (b)	896,128	$24,616,636
AerCap Holdings N.V. (Netherlands)(b)	1,622,479	22,909,404
Moog Inc. -Class A (b)	300,500	11,959,900

		59,485,940

Air Freight & Logistics—2.60%
Forward Air Corp.	337,000	9,564,060
UTi Worldwide, Inc.	600,200	12,724,240

		22,288,300

Apparel Retail—3.21%
Abercrombie & Fitch Co. -Class A	262,000	15,099,060
Stage Stores, Inc.	718,595	12,460,437

		27,559,497

Apparel, Accessories & Luxury Goods—2.83%
Liz Claiborne, Inc. (b)	2,042,300	14,622,868
Maidenform Brands, Inc. (b)	404,719	9,620,171

		24,243,039

Asset Management & Custody Banks—2.96%
Federated Investors, Inc. -Class B	491,300	12,857,321
Janus Capital Group Inc. (b)	969,100	12,569,227

		25,426,548

Automobile Manufacturers—0.13%
Winnebago Industries, Inc. (b)	76,075	1,156,340

Commodity Chemicals—0.49%
Calgon Carbon Corp. (b)	276,700	4,183,704

Construction & Engineering—4.04%
Insituform Technologies, Inc. -Class A (b)	452,600	11,998,426
Orion Marine Group, Inc. (b)	582,786	6,760,318
Shaw Group Inc. (The) (b)	464,400	15,896,412

		34,655,156

Construction Materials—0.23%
Eagle Materials Inc. (b)	70,000	1,977,500

Construction, Farm Machinery & Heavy Trucks—4.65%
Terex Corp. (b)	528,100	16,392,224
WABCO Holdings Inc. (b)	385,100	23,464,143

		39,856,367

Consumer Electronics—2.61%
Harman International Industries, Inc. (b)	483,500	22,386,050

Data Processing & Outsourced Services—4.28%
Alliance Data Systems Corp. (b)	218,600	15,527,158
Euronet Worldwide, Inc. (b)	739,700	12,900,368
Heartland Payment Systems, Inc.	537,360	8,286,091

		36,713,617

Electric Utilities—0.78%
ALLETE, Inc.	180,310	6,718,351

Electrical Components & Equipment—2.59%
Belden Inc.	604,200	22,246,644

Electronic Equipment & Instruments—1.29%
Checkpoint Systems, Inc. (b)	536,558	11,026,267

Electronic Equipment Manufacturers—1.52%
Rogers Corp. (b)	340,983	13,042,600

Electronic Manufacturing Services—3.83%
Jabil Circuit, Inc	1,133,100	22,763,979
Methode Electronics, Inc.	778,417	10,096,068

		32,860,047

Gas Utilities—0.90%
UGI Corp. (b)	245,600	7,756,048

Health Care Equipment—2.26%
Beckman Coulter, Inc.	154,500	11,623,035
CONMED Corp. (b)	75,998	2,008,627
Hill-Rom Holdings, Inc.	145,986	5,747,469

		19,379,131

Health Care Facilities—2.93%
Healthsouth Corp. (b)	665,722	13,787,102
Select Medical Holdings Corp. (b)	1,555,912	11,373,717

		25,160,819

Health Care Supplies—1.22%
Cooper Cos., Inc. (The)	184,958	10,420,534

Household Products—0.84%
Central Garden & Pet Co. (b)	484,364	4,766,142
Central Garden & Pet Co. -Class A (b)	246,614	2,436,546

		7,202,688

Industrial Machinery—2.06%
John Bean Technologies Corp.	314,012	6,321,061
Snap-on, Inc.	200,300	11,332,974

		17,654,035

See accompanying notes which are an integral part of this schedule.
Invesco U.S. Small Cap Value Fund

	Shares	Value

Investment Banking & Brokerage—0.51%
FBR Capital Markets Corp. (b)	1,153,500	$4,406,370

IT Consulting & Other Services—2.97%
Acxiom Corp. (b)	435,600	7,470,540
MAXIMUS, Inc.	188,531	12,363,863
Ness Technologies Inc. (b)	953,397	5,663,178

		25,497,581

Life & Health Insurance—1.93%
CNO Financial Group, Inc. (b)	2,444,732	16,575,283

Life Sciences Tools & Services—1.23%
Bio-Rad Laboratories, Inc. -Class A (b)	101,234	10,513,151

Multi-Utilities—0.55%
Avista Corp.	209,721	4,722,917

Office Electronics—1.21%
Zebra Technologies Corp. -Class A (b)	272,400	10,348,476

Office Services & Supplies—2.98%
ACCO Brands Corp. (b)	2,044,059	17,415,382
Interface, Inc. -Class A	517,475	8,098,484

		25,513,866

Oil & Gas Equipment & Services—2.35%
Exterran Holdings Inc. (b)	178,155	4,266,812
Superior Energy Services, Inc. (b)	452,930	15,848,021

		20,114,833

Oil & Gas Exploration & Production—1.17%
Goodrich Petroleum Corp. (b)	570,300	10,060,092

Paper Packaging—1.53%
Sealed Air Corp.	516,400	13,142,380

Property & Casualty Insurance—3.85%

AmTrust Financial Services, Inc.	880,784	15,413,720
Argo Group International Holdings, Ltd.	266,200	9,969,190
Employers Holdings, Inc.	434,271	7,591,057

		32,973,967

Real Estate Development—0.35%
Forestar Group, Inc. (b)	154,050	2,973,165

Regional Banks—2.40%
BancorpSouth, Inc.	282,200	4,501,090
Zions Bancorp	664,200	16,093,566

		20,594,656

Reinsurance—5.07%
Alterra Capital Holdings Ltd.	368,640	7,977,370
Platinum Underwriters Holdings, Ltd. (Bermuda)	378,700	17,030,139
Reinsurance Group of America, Inc.	132,200	7,100,462
Transatlantic Holdings, Inc.	219,500	11,330,590

		43,438,561

Research & Consulting Services—1.73%
Resources Connection, Inc.	328,304	6,103,171
Stantec Inc. (b)	313,606	8,771,560

		14,874,731

Restaurants—3.26%
AFC Enterprises, Inc. (b)	379,761	5,278,678
Denny’s Corp. (b)	2,948,321	10,554,989
Sonic Corp. (b)	1,194,418	12,087,510

		27,921,177

Semiconductor Equipment—2.11%
Brooks Automation, Inc. (b)	950,434	8,620,436
Novellus Systems, Inc. (b)	292,300	9,447,136

		18,067,572

Semiconductors—1.74%
Microsemi Corp. (b)	651,600	14,921,640

Specialized Consumer Services—1.19%
Weight Watchers International, Inc.	271,900	10,193,531

Specialty Chemicals—1.96%
A. Schulman, Inc.	336,200	7,695,618

Zep, Inc.	456,985	9,084,862

		16,780,480

Technology Distributors—0.81%
ScanSource, Inc. (b)	218,081	6,956,784

Thrifts & Mortgage Finance—0.61%
First Niagara Financial Group, Inc.	376,500	5,263,470

Tires & Rubber—1.72%
Goodyear Tire & Rubber Co. (The) (b)	1,245,200	14,755,620

Total Common Stocks (Cost $645,185,268)		844,009,525

Money Market Funds—1.53%
Liquid Assets Portfolio — Institutional Class (c)	6,556,191	6,556,191
Premier Portfolio — Institutional Class (c)	6,556,191	6,556,191

Total Money Market Funds (Cost $13,112,382)		13,112,382

TOTAL INVESTMENTS—99.95% (Cost $658,297,650)		$857,121,907
OTHER ASSETS LESS LIABILITIES—0.05%		386,524

NET ASSETS—100.00%		$857,508,431

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
December 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco U.S. Small Cap Value Fund

A. Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of December 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in December 31, 2010 the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco U.S. Small Cap Value Fund

     During the three months ended December 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$857,121,907	$—	$—	$857,121,907
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended December 31, 2010 was $73,173,785 and $92,386,283, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$203,877,405

Aggregate unrealized (depreciation) of investment securities	(5,053,148)

Net unrealized appreciation of investment securities	$198,824,257

Investments have the same cost for tax and financial statement purposes.
Invesco U.S. Small Cap Value Fund

Invesco Value Fund
Quarterly Schedule of Portfolio Holdings
December 31, 2010

invesco.com/us	MS-VAL-QTR-1 12/10	Invesco Advisers, Inc.

Schedule of Investments(a)
December 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.43%

Aerospace & Defense—1.27%
Honeywell International, Inc.	25,550	$1,358,238

Aluminum—1.83%
Alcoa, Inc.	127,197	1,957,562

Asset Management & Custody Banks—2.51%
Bank of New York Mellon Corp. (The)	73,552	2,221,270
State Street Corp.	10,259	475,402

		2,696,672

Automobile Manufacturers—0.74%
General Motors Co. (b)	21,668	798,682

Cable & Satellite—7.04%
Comcast Corp. -Class A	237,425	5,216,227
DIRECTV -Class A (b)	16,264	649,422
Time Warner Cable, Inc.	25,462	1,681,256

		7,546,905

Communications Equipment—0.87%
Cisco Systems, Inc. (b)	46,144	933,493

Computer Hardware—2.83%
Dell, Inc. (b)	81,849	1,109,054
Hewlett-Packard Co.	45,780	1,927,338

		3,036,392

Data Processing & Outsourced Services—0.29%
Western Union Co. (The)	16,970	315,133

Department Stores—0.82%
J.C. Penney Co., Inc.	15,953	515,441
Macy’s, Inc.	14,212	359,564

		875,005

Diversified Banks—1.95%
U.S. Bancorp	27,804	749,874
Wells Fargo & Co.	43,293	1,341,650

		2,091,524

Diversified Chemicals—0.41%
E. I. du Pont de Nemours and Co.	8,756	436,749

Drug Retail—1.57%
CVS Caremark Corp. (b)	48,292	1,679,113

Electric Utilities—1.20%
American Electric Power Co., Inc.	13,694	492,710
FirstEnergy Corp.	21,585	799,077

		1,291,787

Electrical Components & Equipment—0.84%
Emerson Electric Co.	15,724	898,941

General Merchandise Stores—0.44%
Target Corp.	7,766	466,970

Health Care Distributors—1.33%
Cardinal Health, Inc.	37,195	1,424,940

Home Improvement Retail—1.78%
Home Depot, Inc. (The)	26,654	934,489
Lowe’s Cos., Inc.	38,734	971,449

		1,905,938

Household Products—0.29%
Procter & Gamble Co. (The)	4,855	312,322

Hypermarkets & Super Centers—1.57%
Wal-Mart Stores, Inc.	31,184	1,681,753

Industrial Conglomerates—3.40%
General Electric Co.	78,235	1,430,918
Textron Inc.	29,518	697,806
Tyco International Ltd. (Luxembourg)	36,625	1,517,740

		3,646,464

Industrial Machinery—1.34%
Ingersoll-Rand PLC (Ireland)	30,430	1,432,949

Integrated Oil & Gas—6.38%
BP PLC -ADR (United Kingdom)	23,156	1,022,800
Chevron Corp.	24,449	2,230,971
ConocoPhillips	15,163	1,032,600
Royal Dutch Shell PLC -ADR (Netherlands)	26,693	1,782,559
Total SA -ADR (France)	14,358	767,866

		6,836,796

Integrated Telecommunication Services—3.06%
AT&T, Inc.	48,231	1,417,027
Verizon Communications, Inc.	52,041	1,862,027

		3,279,054

Internet Software & Services—3.71%
eBay Inc. (b)	78,475	2,183,959
Yahoo!, Inc. (b)	108,098	1,797,670

		3,981,629

See accompanying notes which are an integral part of this schedule.
Invesco Value Fund

	Shares	Value

Investment Banking & Brokerage—2.13%
Goldman Sachs Group, Inc. (The)	6,752	$1,135,416
Morgan Stanley	42,115	1,145,949

		2,281,365

IT Consulting & Other Services—0.60%
Accenture PLC -Class A (Ireland)	13,230	641,523

Life & Health Insurance—2.98%
Aflac, Inc.	9,492	535,633
MetLife, Inc.	32,406	1,440,123
Torchmark Corp.	20,422	1,220,010

		3,195,766

Managed Health Care—2.30%
UnitedHealth Group, Inc.	49,905	1,802,070
WellPoint Inc. (b)	11,697	665,091

		2,467,161

Movies & Entertainment—6.57%
News Corp. -Class B	89,515	1,469,836
Time Warner, Inc.	49,687	1,598,431
Viacom, Inc. -Class B	100,315	3,973,477

		7,041,744

Multi-Utilities—0.30%
Sempra Energy	6,136	322,017

Oil & Gas Drilling—0.51%
Noble Corp. (Switzerland)	15,271	546,244

Oil & Gas Equipment & Services—3.59%
Halliburton Co.	63,716	2,601,525
Weatherford International Ltd. (Switzerland) (b)	54,964	1,253,179

		3,854,704

Other Diversified Financial Services—6.36%
Bank of America Corp.	156,435	2,086,843
Citigroup Inc. (b)	332,273	1,571,651
JPMorgan Chase & Co.	74,555	3,162,623

		6,821,117

Packaged Foods & Meats—3.85%
Kraft Foods Inc. -Class A	78,384	2,469,880
Unilever NV-New York Shares (Netherlands)	52,930	1,662,002

		4,131,882

Paper Products—2.89%
International Paper Co.	113,947	3,103,916

Personal Products—0.48%
Avon Products, Inc.	17,872	519,360

Pharmaceuticals—8.04%
Abbott Laboratories	15,039	720,519

Bristol-Myers Squibb Co.	80,304	2,126,450
GlaxoSmithKline PLC-ADR (United Kingdom)	14,957	586,614
Merck & Co., Inc.	52,385	1,887,955
Pfizer, Inc.	151,528	2,653,255
Roche Holding AG — ADR (Switzerland)	17,545	644,691

		8,619,484

Property & Casualty Insurance—3.65%
Chubb Corp. (The)	40,330	2,405,281
Travelers Cos., Inc. (The)	27,028	1,505,730

		3,911,011

Regional Banks—1.38%
PNC Financial Services Group, Inc.	24,287	1,474,707

Semiconductor Equipment—0.36%
KLA-Tencor Corp.	10,080	389,491

Semiconductors—0.97%
Intel Corp.	49,439	1,039,702

Soft Drinks—1.47%
Coca-Cola Co. (The)	18,988	1,248,841
PepsiCo, Inc.	4,986	325,735

		1,574,576

Systems Software—0.60%
Microsoft Corp.	23,018	642,663

Wireless Telecommunication Services—0.93%
Vodafone Group PLC -ADR (United Kingdom)	37,583	993,319

Total Common Stocks & Other Equity Interests (Cost $96,905,503)		104,456,763

Money Market Funds—2.81%
Liquid Assets Portfolio — Institutional Class(c)	1,506,091	1,506,091
Premier Portfolio — Institutional Class (c)	1,506,091	1,506,091

Total Money Market Funds (Cost $3,012,182)		3,012,182

TOTAL INVESTMENTS—100.24% (Cost $99,917,685)		107,468,945

OTHER ASSETS LESS LIABILITIES—(0.24)%		(261,423)

NET ASSETS—100.00%		$107,207,522

Investment Abbreviations:

ADR —	American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
December 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Value Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2 — Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of December 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended December 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$106,824,254	$644,691	$—	$107,468,945

NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$15,855,050

Aggregate unrealized (depreciation) of investment securities	(8,453,348)

Net unrealized appreciation of investment securities	$7,401,702

Cost of investments for tax purposes is $100,067,243.
NOTE 4— Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen Comstock (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Value Fund

Invesco Value II Fund
Quarterly Schedule of Portfolio Holdings
December 31, 2010

invesco.com/us	MS-VAL2-QTR-1 12/10	Invesco Advisers, Inc.

Schedule of Investments(a)
December 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—95.84%

Aerospace & Defense—1.26%
Honeywell International, Inc.	29,428	$1,564,392

Aluminum—1.79%
Alcoa Inc.	144,478	2,223,516

Asset Management & Custody Banks—2.57%
Bank of New York Mellon Corp. (The)	87,784	2,651,077
State Street Corp.	11,768	545,329

		3,196,406

Automobile Manufacturers—0.73%
General Motors Co. (b)	24,655	908,783

Cable & Satellite—7.62%
Comcast Corp. -Class A	301,918	6,633,139
DIRECTV -Class A (b)	15,557	621,191
Time Warner Cable, Inc.	33,768	2,229,701

		9,484,031

Communications Equipment—0.86%
Cisco Systems, Inc. (b)	52,777	1,067,679

Computer Hardware—2.79%
Dell, Inc. (b)	92,323	1,250,977
Hewlett-Packard Co.	52,872	2,225,911

		3,476,888

Data Processing & Outsourced Services—0.45%
Western Union Co. (The)	29,880	554,872

Department Stores—0.69%
J.C. Penney Co., Inc.	17,134	553,599
Macy’s, Inc.	12,013	303,929

		857,528

Diversified Banks—1.82%
U.S. Bancorp	38,132	1,028,420
Wells Fargo & Co.	39,917	1,237,028

		2,265,448

Diversified Chemicals—0.40%
E. I. du Pont de Nemours and Co.	10,014	499,498

Drug Retail—1.63%
CVS Caremark Corp. (b)	58,318	2,027,717

Electric Utilities—1.19%
American Electric Power Co., Inc.	15,457	556,143
FirstEnergy Corp.	24,975	924,574

		1,480,717

Electrical Components & Equipment—0.83%
Emerson Electric Co.	17,969	1,027,288

General Merchandise Stores—0.35%
Target Corp.	7,222	434,259

Health Care Distributors—1.59%
Cardinal Health, Inc.	51,666	1,979,324

Home Improvement Retail—2.13%
Home Depot, Inc. (The)	37,917	1,329,370
Lowe’s Cos., Inc.	52,838	1,325,177

		2,654,547

Household Products—0.32%
Procter & Gamble Co. (The)	6,232	400,905

Hypermarkets & Super Centers—1.52%
Wal-Mart Stores, Inc.	35,106	1,893,267

Industrial Conglomerates—3.60%
General Electric Co.	106,156	1,941,593
Textron Inc.	33,653	795,557
Tyco International Ltd.	42,089	1,744,168

		4,481,318

Industrial Machinery—1.31%
Ingersoll-Rand PLC (Ireland)	34,594	1,629,031

Integrated Oil & Gas—6.31%
BP PLC -ADR (United Kingdom)	26,764	1,182,166
Chevron Corp.	28,324	2,584,565
ConocoPhillips	17,525	1,193,453
Royal Dutch Shell PLC -ADR (United Kingdom)	30,241	2,019,494
Total SA -ADR (France)	16,215	867,178

		7,846,856

Integrated Telecommunication Services—2.35%
AT&T Inc.	43,364	1,274,034
Verizon Communications Inc.	46,209	1,653,358

		2,927,392

Internet Software & Services—3.67%
eBay Inc. (b)	90,435	2,516,806
Yahoo! Inc. (b)	123,382	2,051,843

		4,568,649

Investment Banking & Brokerage—2.09%
Goldman Sachs Group, Inc. (The)	7,700	1,294,832
Morgan Stanley	48,108	1,309,019

		2,603,851

IT Consulting & Other Services—0.62%
Accenture PLC -Class A (Ireland)	15,938	772,834

See accompanying notes which are an integral part of this schedule.
Invesco Value II Fund

	Shares	Value

Life & Health Insurance—2.93%
Aflac, Inc.	13,158	$742,506
MetLife, Inc.	44,601	1,982,068
Torchmark Corp.	15,404	920,235

		3,644,809

Managed Health Care—2.39%
UnitedHealth Group, Inc.	57,063	2,060,545
WellPoint Inc. (b)	16,152	918,403

		2,978,948

Movies & Entertainment—5.03%
News Corp. -Class B	101,044	1,659,142
Time Warner, Inc.	38,042	1,223,811
Viacom Inc. -Class B	85,293	3,378,456

		6,261,409

Multi-Utilities—0.32%
Sempra Energy	7,702	404,201

Oil & Gas Drilling—0.51%
Noble Corp.	17,631	630,661

Oil & Gas Equipment & Services—3.54%
Halliburton Co.	72,437	2,957,603
Weatherford International Ltd. (b)	63,218	1,441,370

		4,398,973

Other Diversified Financial Services—6.44%
Bank of America Corp.	182,803	2,438,592
Citigroup Inc. (b)	375,159	1,774,502
JPMorgan Chase & Co.	89,440	3,794,045

		8,007,139

Packaged Foods & Meats—2.93%
Kraft Foods Inc. -Class A	67,676	2,132,471
Unilever NV — New York Shares (Netherlands)	48,273	1,515,772

		3,648,243

Paper Products—2.87%
International Paper Co.	131,053	3,569,884

Personal Products—0.48%
Avon Products, Inc.	20,730	602,414

Pharmaceuticals—8.69%
Abbott Laboratories	20,820	997,486
Bristol-Myers Squibb Co.	89,208	2,362,228
GlaxoSmithKline PLC -ADR (United Kingdom)	19,597	768,594
Merck & Co., Inc.	60,264	2,171,915
Pfizer, Inc.	207,269	3,629,280
Roche Holding AG — ADR (Switzerland)	23,907	878,463

		10,807,966

Property & Casualty Insurance—3.63%
Chubb Corp. (The)	46,577	2,777,852
Travelers Cos., Inc. (The)	31,215	1,738,988

		4,516,840

Regional Banks—1.55%
PNC Financial Services Group, Inc.	31,729	1,926,585

Semiconductor Equipment—0.49%
KLA-Tencor Corp.	15,871	613,255

Semiconductors—0.96%
Intel Corp.	56,546	1,189,162

Soft Drinks—1.01%
Coca-Cola Co. (The)	13,383	880,200
PepsiCo, Inc.	5,830	380,874

		1,261,074

Systems Software—0.60%
Microsoft Corp.	26,584	742,225

Wireless Telecommunication Services—0.98%
Vodafone Group PLC -ADR (United Kingdom)	46,153	1,219,824

Total Common Stocks & Other Equity Interests (Cost $101,460,005)		119,250,608

Money Market Funds—3.95%
Liquid Assets Portfolio — Institutional Class (c)	2,457,668	2,457,668
Premier Portfolio — Institutional Class (c)	2,457,667	2,457,667

Total Money Market Funds (Cost $4,915,335)		4,915,335

TOTAL INVESTMENTS—99.79% (Cost $106,375,340)		124,165,943

OTHER ASSETS LESS LIABILITIES—0.21%		266,304

NET ASSETS—100.00%		$124,432,247

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Value II Fund

Notes to Quarterly Schedule of Portfolio Holdings
December 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Value II Fund

A.	Security Valuations — (continued)
     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
               The following is a summary of the tiered valuation input levels, as of December 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Value II Fund

Invesco Van Kampen Mid Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
December 31, 2010

invesco.com/us	VK-MCG-QTR-1 12/10	Invesco Advisers, Inc.

Schedule of Investments
December 31, 2010
(Unaudited)

	Number of
Description	Shares	Value

Common Stocks 96.4%

Aerospace & Defense 1.1%
Goodrich Corp.	232,510	$20,477,156

Air Freight & Logistics 2.5%
C.H. Robinson Worldwide, Inc.	225,753	18,103,133
Expeditors International of Washington, Inc.	477,221	26,056,267

		44,159,400

Apparel, Accessories & Luxury Goods 1.5%
Coach, Inc.	499,003	27,599,856

Application Software 3.1%
Autodesk, Inc. (a)	478,227	18,268,271
Citrix Systems, Inc. (a)	174,062	11,907,581
Salesforce.com, Inc. (a)	109,759	14,488,188
TIBCO Software, Inc. (a)	602,181	11,868,988

		56,533,028

Asset Management & Custody Banks 1.5%
Affiliated Managers Group, Inc. (a)	264,797	26,273,158

Auto Parts & Equipment 1.8%
BorgWarner, Inc. (a)	321,048	23,231,033
Gentex Corp.	305,408	9,027,861

		32,258,894

Automotive Retail 1.2%
O’Reilly Automotive, Inc. (a)	354,992	21,448,617

Biotechnology 1.7%
Human Genome Sciences, Inc. (a)	527,478	12,601,450
United Therapeutics Corp. (a)	281,787	17,814,574

		30,416,024

Broadcasting 1.1%
Discovery Communications, Inc. (a)	539,336	19,788,238

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Mid Cap Growth Fund

	Number of
Description	Shares	Value

Casinos & Gaming 2.5%
Las Vegas Sands Corp. (a)	339,998	$15,622,908
MGM Resorts International (a)	1,915,165	28,440,200

		44,063,108

Coal & Consumable Fuels 1.1%
Alpha Natural Resources, Inc. (a)	321,050	19,272,631

Communications Equipment 0.6%
Finisar Corp. (a)	344,478	10,227,552

Computer Storage & Peripherals 1.0%
NetApp, Inc. (a)	340,862	18,733,775

Construction & Engineering 0.9%
Foster Wheeler AG (Switzerland) (a)	461,807	15,941,578

Construction & Farm Machinery & Heavy Trucks 2.8%
AGCO Corp. (a)	645,452	32,698,598
Navistar International Corp. (a)	312,172	18,077,881

		50,776,479

Consumer Finance 1.2%
Discover Financial Services	1,206,128	22,349,552

Data Processing & Outsourced Services 1.5%
Alliance Data Systems Corp. (a)(b)	378,647	26,895,296

Department Stores 3.1%
Macy’s, Inc.	1,040,681	26,329,229
Nordstrom, Inc.	677,748	28,722,960

		55,052,189

Education Services 1.8%
Capella Education Co. (a)	256,949	17,107,664
Strayer Education, Inc.	101,031	15,378,939

		32,486,603

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Mid Cap Growth Fund

	Number of
Description	Shares	Value

Electrical Components & Equipment 0.6%
Regal-Beloit Corp.	151,076	$10,085,834

Environmental & Facilities Services 1.0%
Republic Services, Inc.	605,696	18,086,082

Fertilizers & Agricultural Chemicals 0.6%
Intrepid Potash, Inc. (a)	269,894	10,064,347

Health Care Equipment 2.0%
American Medical Systems Holdings, Inc. (a)	376,081	7,092,888
CareFusion Corp. (a)	716,393	18,411,300
NuVasive, Inc. (a)	375,872	9,641,117

		35,145,305

Health Care Facilities 2.2%
Brookdale Senior Living, Inc. (a)	574,691	12,304,134
Universal Health Services, Inc.	620,564	26,944,889

		39,249,023

Health Care Services 0.9%
DaVita, Inc. (a)	242,475	16,849,588

Hotels, Resorts & Cruise Lines 3.3%
Ctrip.com International Ltd. — ADR (Cayman Islands) (a)	427,609	17,296,784
Marriott International, Inc.	475,189	19,739,351
Starwood Hotels & Resorts Worldwide, Inc.	363,216	22,076,269

		59,112,404

Household Products 0.9%
Church & Dwight Co., Inc.	231,654	15,988,759

Human Resource & Employment Services 2.0%
Manpower, Inc.	280,729	17,618,552
Robert Half International, Inc.	617,634	18,899,600

		36,518,152

Industrial Machinery 3.3%
Flowserve Corp.	185,915	22,164,786
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Mid Cap Growth Fund

	Number of
Description	Shares	Value

Industrial Machinery (continued)
Gardner Denver, Inc.	231,268	$15,915,864
Kennametal, Inc.	529,069	20,877,063

		58,957,713

Internet Software & Services 2.0%
Akamai Technologies, Inc. (a)	150,547	7,083,236
MercadoLibre, Inc. (a)	168,529	11,232,458
VeriSign, Inc.	523,319	17,096,832

		35,412,526

IT Consulting & Other Services 2.3%
Cognizant Technology Solutions Corp. (a)	282,110	20,675,842
Teradata Corp. (a)	520,007	21,403,488

		42,079,330

Life Sciences Tools & Services 2.0%
Life Technologies Corp. (a)	319,679	17,742,184
Pharmaceutical Product Development, Inc.	677,541	18,388,463

		36,130,647

Managed Health Care 1.0%
Aetna, Inc.	564,289	17,216,457

Metal & Glass Containers 2.1%
Crown Holdings, Inc. (a)	856,702	28,596,713
Owens-Illinois, Inc. (a)	313,534	9,625,494

		38,222,207

Oil & Gas Equipment & Services 1.8%
Oil States International, Inc. (a)	221,703	14,208,945
Weatherford International Ltd. (Switzerland) (a)	812,678	18,529,059

		32,738,004

Oil & Gas Exploration & Production 5.5%
Concho Resources, Inc. (a)	342,555	30,031,797
Continental Resources, Inc. (a)	373,553	21,983,594
Oasis Petroleum, Inc. (a)	623,392	16,906,391
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Mid Cap Growth Fund

	Number of
Description	Shares	Value

Oil & Gas Exploration & Production (continued)
Pioneer Natural Resources Co.	349,739	$30,364,340

		99,286,122

Packaged Foods & Meats 1.0%
Hershey Co.	380,658	17,948,025

Pharmaceuticals 1.1%
Shire PLC — ADR (Jersey)	268,195	19,411,954

Precious Metals & Minerals 0.2%
Stillwater Mining Co. (a)	209,716	4,477,437

Property & Casualty Insurance 0.9%
Assured Guaranty Ltd. (Bermuda)	873,303	15,457,463

Publishing 1.1%
McGraw-Hill Cos., Inc.	565,255	20,580,934

Real Estate Services 1.4%
CB Richard Ellis Group, Inc. (a)	1,237,296	25,339,822

Research & Consulting Services 1.6%
IHS, Inc. (a)	349,917	28,129,828

Restaurants 1.0%
Darden Restaurants, Inc.	384,063	17,835,886

Security & Alarm Services 0.9%
Corrections Corp. of America (a)	660,269	16,546,341

Semiconductor Equipment 2.1%
Lam Research Corp. (a)	353,558	18,307,233
Teradyne, Inc. (a)	1,361,732	19,118,717

		37,425,950

Semiconductors 4.4%
Altera Corp.	413,753	14,721,332
Avago Technologies Ltd. (Singapore)	710,527	20,228,704
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Mid Cap Growth Fund

	Number of
Description	Shares	Value

Semiconductors (continued)
Broadcom Corp.	236,358	$10,293,391
Cavium Networks, Inc. (a)	442,182	16,661,418
Marvell Technology Group Ltd. (Bermuda) (a)	879,350	16,311,942

		78,216,787

Specialized Finance 1.2%
Moody’s Corp.	806,320	21,399,733

Specialty Chemicals 4.2%
Albemarle Corp.	432,834	24,143,480
Lubrizol Corp.	81,709	8,733,058
LyondellBasell Industries NV (a)	447,924	15,408,586
Nalco Holding Co.	820,741	26,214,468

		74,499,592

Specialty Stores 1.1%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	572,066	19,450,244

Systems Software 2.2%
Check Point Software Technologies Ltd. (Israel) (a)	230,003	10,639,939
Rovi Corp. (a)	475,971	29,514,961

		40,154,900

Technology Distributors 1.3%
Avnet, Inc. (a)	455,150	15,033,605
Tech Data Corp. (a)	197,054	8,674,317

		23,707,922

Trading Companies & Distributors 1.3%
WESCO International, Inc. (a)	261,347	13,799,122
WW Grainger, Inc.	65,350	9,025,488

		22,824,610

Trucking 1.9%
J.B. Hunt Transport Services, Inc.	556,684	22,718,274
Swift Transportation Co. (a)(b)	920,351	11,513,591

		34,231,865

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Mid Cap Growth Fund

	Number of
Description	Shares	Value

Wireless Telecommunication Services 2.0%
American Tower Corp. (a)	357,664	$18,469,769
Millicom International Cellular SA (Luxembourg)	173,399	16,576,944

		35,046,713

Total Common Stocks 96.4%		1,728,581,640

Investment Companies 1.2%
iShares Russell MidCap Growth Index Fund (b)	184,402	10,450,061
iShares S&P MidCap 400 Growth Index Fund (b)	104,368	10,511,945

Total Investment Companies 1.2%		20,962,006

Total Long-Term Investments 97.6% (Cost $1,414,278,797)		1,749,543,646

Money Market Funds 2.0%
Liquid Assets Portfolio-Institutional Class (c)	18,126,233	18,126,233
Premier Portfolio-Institutional Class (c)	18,126,233	18,126,233

Total Money Market Funds 2.0% (Cost $36,252,466)		36,252,466

Total Investments (excluding investments purchased with cash collateral from securities on loan) 99.6% (Cost $1,450,531,263)		1,785,796,112

Investments Purchased with Cash Collateral from Securities on Loan Money Market Funds 0.9%
Liquid Assets Portfolio-Institutional Class (c)(d) (Cost $17,067,049)	17,067,049	17,067,049
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Mid Cap Growth Fund

Value

Total Investments 100.5% (Cost $1,467,598,312)	1,802,863,161
Liabilities in Excess of Other Assets (0.5%)	(9,840,159)

Net Assets 100.0%	$1,793,023,002

Percentages are calculated as a percentage of net assets.

Investment Abbreviation:

ADR — American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	All or portion of this security was out on loan at December 31, 2010.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1(E).
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
December 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate
Invesco Van Kampen Mid Cap Growth Fund

and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Van Kampen Mid Cap Growth Fund

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial
Invesco Van Kampen Mid Cap Growth Fund

guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions— Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Securities Lending —The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of
Invesco Van Kampen Mid Cap Growth Fund

securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts —The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for
Invesco Van Kampen Mid Cap Growth Fund

identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of December 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended December 31, 2010, there were no significant transfers between levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,802,863,161	$—	$—	$1,802,863,161
Invesco Van Kampen Mid Cap Growth Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended December 31, 2010 was $1,928,759,358 and $2,293,242,949, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$344,668,488

Aggregate unrealized (depreciation) of investment securities	(21,649,132)

Net unrealized appreciation of investment securities	$323,019,356

Cost of investments for tax purposes is $1,479,843,805.
Invesco Van Kampen Mid Cap Growth Fund

Invesco Van Kampen Small Cap Value Fund
Quarterly Schedule of Portfolio Holdings
December 31, 2010

invesco.com/us	VK-SCV-QTR-1 12/10	Invesco Advisers, Inc.

Schedule of Investments
December 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—95.45%(a)

Aerospace & Defense—6.86%
AAR Corp. (b)	1,339,590	$36,798,537
AerCap Holdings N.V. (Netherlands)(b)	2,443,430	34,501,232
Moog Inc., Class A (b)	449,500	17,890,100

		89,189,869

Air Freight & Logistics—2.56%
Forward Air Corp.	503,600	14,292,168
UTI Worldwide, Inc. (British Virgin Islands)	897,100	19,018,520

		33,310,688

Apparel, Accessories & Luxury Goods—2.75%
Liz Claiborne, Inc. (b)	2,982,000	21,351,120
Maidenform Brands, Inc. (b)	605,290	14,387,743

		35,738,863

Apparel Retail—3.06%
Abercrombie & Fitch Co., Class A	382,700	22,055,001
Stage Stores, Inc.	1,024,825	17,770,465

		39,825,466

Asset Management & Custody Banks—2.90%
Federated Investors, Inc.	717,300	18,771,741
Janus Capital Group, Inc.	1,458,100	18,911,557

		37,683,298

Automobile Manufacturers—0.13%
Winnebago Industries, Inc. (b)	108,483	1,648,942

Commodity Chemicals—0.48%
Calgon Carbon Corp. (b)	415,700	6,285,384

Construction & Engineering—3.89%
Insituform Technologies, Inc., Class A (b)	658,900	17,467,439
Orion Marine Group, Inc. (b)	859,474	9,969,898
Shaw Group, Inc. (b)	674,400	23,084,712

		50,522,049

Construction Materials—0.23%
Eagle Materials, Inc.	105,700	2,986,025

Construction, Farm Machinery & Heavy Trucks—4.44%
Terex Corp. (b)	755,600	23,453,824
WABCO Holdings, Inc. (b)	562,200	34,254,846

		57,708,670

Consumer Electronics—2.55%
Harman International Industries, Inc. (b)	715,700	33,136,910

Data Processing & Outsourced Services—4.18%
Alliance Data Systems Corp. (b)	318,200	22,601,746
Euronet Worldwide, Inc. (b)	1,127,600	19,665,344
Heartland Payment Systems, Inc.	781,940	12,057,515

		54,324,605

Electric Utilities—0.75%
ALLETE, Inc.	263,193	9,806,571

Electronic Components—1.50%
Rogers Corp. (b)	509,139	19,474,567

Electrical Components & Equipment—2.48%
Belden, Inc.	874,600	32,202,772

Electronic Equipment & Instruments—1.25%
Checkpoint Systems, Inc. (b)	792,610	16,288,136

Electronic Manufacturing Services—3.68%
Jabil Circuit, Inc.	1,649,200	33,132,428
Methode Electronics, Inc.	1,129,672	14,651,846

		47,784,274

Gas Utilities—0.89%
UGI Corp.	366,200	11,564,596

Health Care Equipment—2.17%
Beckman Coulter, Inc.	224,400	16,881,612
CONMED Corp. (b)	110,215	2,912,982
Hill-Rom Holdings, Inc.	212,900	8,381,873

		28,176,467

Health Care Facilities—2.80%
HealthSouth Corp. (b)	988,200	20,465,622
Select Medical Holdings Corp. (b)	2,181,759	15,948,658

		36,414,280

Health Care Supplies—1.17%
Cooper Cos., Inc.	270,005	15,212,082

Household Products—0.82%
Central Garden & Pet Co. (b)	724,986	7,133,862
Central Garden & Pet Co., Class A (b)	359,319	3,550,072

		10,683,934

Industrial Machinery—1.99%
John Bean Technologies Corp.	462,202	9,304,126
Snap-on, Inc.	292,500	16,549,650

		25,853,776

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Small Cap Value Fund

	Shares	Value

Investment Banking & Brokerage—0.48%
FBR Capital Markets Corp. (b)	1,647,400	$6,293,068

IT Consulting & Other Services—2.83%
Acxiom Corp. (b)	644,931	11,060,567
MAXIMUS, Inc.	269,020	17,642,331
Ness Technologies, Inc. (b)	1,360,788	8,083,081

		36,785,979

Life & Health Insurance—1.91%
CNO Financial Group, Inc. (b)	3,654,200	24,775,476

Life Sciences Tools & Services—1.21%
Bio-Rad Laboratories, Inc., Class A (b)	151,257	15,708,039

Multi-Utilities—0.54%
Avista Corp.	312,100	7,028,492

Office Electronics—1.18%
Zebra Technologies Corp., Class A (b)	404,416	15,363,764

Office Services & Supplies—2.79%
ACCO Brands Corp. (b)(c)	2,904,221	24,743,963
Interface, Inc., Class A	739,012	11,565,538

		36,309,501

Oil & Gas Equipment & Services—2.31%
Exterran Holdings, Inc. (b)	266,193	6,375,322
Superior Energy Services, Inc. (b)	677,320	23,699,427

		30,074,749

Oil & Gas Exploration & Production—1.13%
Goodrich Petroleum Corp. (b)	829,900	14,639,436

Paper Packaging—1.48%
Sealed Air Corp.	754,000	19,189,300

Property & Casualty Insurance—3.70%
AmTrust Financial Services, Inc.	1,287,400	22,529,500
Argo Group International Holdings Ltd. (Bermuda)	395,800	14,822,710
Employers Holdings, Inc.	618,732	10,815,435

		48,167,645

Real Estate Development—0.32%
Forestar Group, Inc. (b)	216,516	4,178,759

Regional Banks—2.29%
BancorpSouth, Inc.	401,300	6,400,735
Zions Bancorp	965,500	23,394,065

		29,794,800

Reinsurance—4.99%
Alterra Capital Holdings Ltd. (Bermuda)	548,000	11,858,720
Platinum Underwriters Holdings Ltd. (Bermuda)	566,200	25,462,014
Reinsurance Group of America, Inc.	197,800	10,623,838
Transatlantic Holdings, Inc.	328,600	16,962,332

		64,906,904

Research & Consulting Services—1.68%
Resources Connection, Inc.	468,316	8,705,994
Stantec, Inc. (Canada) (b)	468,700	13,109,539

		21,815,533

Restaurants—3.11%
AFC Enterprises, Inc. (b)	562,456	7,818,138
Denny’s Corp. (b)	4,205,030	15,054,008
Sonic Corp. (b)	1,739,718	17,605,946

		40,478,092

Semiconductor Equipment—2.03%
Brooks Automation, Inc. (b)	1,406,350	12,755,595
Novellus Systems, Inc. (b)	422,900	13,668,128

		26,423,723

Semiconductors—1.72%
Microsemi Corp. (b)	974,000	22,304,600

Specialized Consumer Services—1.14%
Weight Watchers International, Inc.	397,000	14,883,530

Specialty Chemicals—1.88%
A. Schulman, Inc.	500,800	11,463,312
Zep, Inc. (c)	653,391	12,989,413

		24,452,725

Technology Distributors—0.80%
ScanSource, Inc. (b)	325,355	10,378,825

Thrifts & Mortgage Finance—0.60%
First Niagara Financial Group, Inc.	562,700	7,866,546

Tires & Rubber—1.71%
Goodyear Tire & Rubber Co. (b)	1,875,200	22,221,120
Total Long-Term Investments 95.37% (Cost $962,607,151)		1,239,862,830

Money Market Funds—4.47%
Liquid Assets Portfolio — Institutional Class (d)	29,088,179	29,088,179
Premier Portfolio — Institutional Class (d)	29,088,179	29,088,179
Total Money Market Funds (Cost $58,176,358)		58,176,358

TOTAL INVESTMENTS—99.84% (Cost $1,020,783,509)		1,298,039,188

OTHER ASSETS LESS LIABILITIES—0.16%		2,046,113

NET ASSETS—100.00%		$1,300,085,301

Percentages are calculated as a percentage of net assets.

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Small Cap Value Fund

(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of December 31, 2010 was $37,733,376, which represented 2.9% of the Fund’s Net Assets. See Note 3.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
December 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Van Kampen Small Cap Value Fund

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of December 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended December 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,299,105,677	$—	$—	$1,299,105,677
Invesco Van Kampen Small Cap Value Fund

NOTE 3 — Investments in Other Affiliates
The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the nine months ended December 31, 2010.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	3/31/10	at Cost	from Sales	(Depreciation)	Gain (Loss)	12/31/10	Income

ACCO Brands Corp.	$7,252,013	$12,819,206	$(39,005)	$4,709,099	$2,650	$24,743,963	$—
Zep, Inc.	25,483,352	2,939,375	(11,835,444)	(3,581,134)	(16,736)	12,989,413	122,473

Total Investments in Other Affiliates	$32,735,365	$15,758,581	$(11,874,449)	$1,127,965	$(14,086)	$37,733,376	$122,473

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended December 31, 2010 was $735,361,476 and $576,847,730, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$281,322,359

Aggregate unrealized (depreciation) of investment securities	(7,463,327)

Net unrealized appreciation of investment securities	$273,859,032

Cost of investments for tax purposes is $1,025,246,645.
NOTE 5 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Small-Mid Special Value Fund, Invesco Special Value Fund, Invesco U.S. Small/Mid Cap Value Fund and Invesco U.S. Small Cap Value Fund (the “Target Funds”) in exchange for shares of the Fund. The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Van Kampen Small Cap Value Fund

Invesco Van Kampen Utility Fund
Quarterly Schedule of Portfolio Holdings
December 31, 2010

invesco.com/us	VK-UTL-QTR-1 12/10	Invesco Advisers, Inc.

Schedule of Investments
December 31, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 96.6%

Electric Utilities 47.3%
American Electric Power Co., Inc.	162,514	$5,847,254
Duke Energy Corp.	182,053	3,242,364
Edison International, Inc.	102,785	3,967,501
Entergy Corp.	38,510	2,727,663
Exelon Corp.	133,897	5,575,471
FirstEnergy Corp.	91,652	3,392,957
Hokkaido Electric Power Co., Inc. (Japan)	104,000	2,126,370
NextEra Energy, Inc.	31,452	1,635,190
Northeast Utilities	30,376	968,387
Pinnacle West Capital Corp.	18,405	762,887
Portland General Electric Co.	221,995	4,817,292
PPL Corp.	162,310	4,271,999
Progress Energy, Inc.	119,873	5,212,078
Southern Co.	196,531	7,513,380

		52,060,793

Gas Utilities 1.9%
Atmos Energy Corp.	29,236	912,163
ONEOK, Inc.	7,085	393,005
UGI Corp.	25,037	790,669

		2,095,837

Highways & Railtracks 0.4%
Zhejiang Expressway Co., Ltd., Class H (China)	402,860	397,014

Independent Power Producers & Energy Traders 8.2%
Calpine Corp. (a)	170,584	2,275,591
Constellation Energy Group, Inc.	71,604	2,193,230
Drax Group PLC (United Kingdom)	243,174	1,396,345
NRG Energy, Inc. (a)	162,958	3,184,199

		9,049,365

Integrated Telecommunication Services 5.3%
AT&T, Inc.	51,819	1,522,442
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Utility Fund

Schedule of Investments
December 31, 2010 (Unaudited) Continued

	Number of
Description	Shares	Value

Integrated Telecommunication Services (continued)
Qwest Communications International, Inc.	198,449	$1,510,197
Verizon Communications, Inc.	77,713	2,780,571

		5,813,210

Multi-Utilities 30.8%
CMS Energy Corp.	69,491	1,292,533
Consolidated Edison, Inc.	67,022	3,322,280
Dominion Resources, Inc.	122,580	5,236,618
DTE Energy Co.	92,468	4,190,650
National Grid PLC (United Kingdom)	554,042	4,830,545
NiSource, Inc.	211,521	3,727,000
PG&E Corp.	63,673	3,046,116
Public Service Enterprise Group, Inc.	105,546	3,357,418
Sempra Energy	26,329	1,381,746
TECO Energy, Inc.	45,121	803,154
Xcel Energy, Inc.	114,751	2,702,386

		33,890,446

Oil & Gas Storage & Transportation 1.5%
Southern Union Co.	71,101	1,711,401

Semiconductors 1.2%
JA Solar Holdings Co., Ltd. — ADR (Cayman Islands) (a)	185,681	1,284,912

Total Long-Term Investments 96.6% (Cost $101,578,730)		106,302,978

Money Market Funds 3.4%
Liquid Assets Portfolio-Institutional Class (b)	1,885,733	1,885,733
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Utility Fund

Schedule of Investments
December 31, 2010 (Unaudited) Continued

	Number of
Description	Shares	Value

Premier Portfolio-Institutional Class (b)	1,885,733	$1,885,733

Total Money Market Funds 3.4%		3,771,466

Total Investments 100.0% (Cost $105,350,196)		110,074,444
Other Assets in Excess of Liabilities 0.0%		50,073

Net Assets 100.0%		$110,124,517

Percentages are calculated as a percentage of net assets.
Investment Abbreviations:
ADR — American Depositary Receipt
Notes to Schedule of Investments:

(a) Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Utility Fund

Schedule of Investments
December 31, 2010 (Unaudited) Continued
NOTE 1 — Significant Accounting Policies
Invesco Van Kampen Utility Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds), formerly AIM Sector Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
          Prior to June 1, 2010, the Fund operated as Van Kampen Utility Fund (the “Acquired Fund”), an investment portfolio of Van Kampen Equity Trust. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
          Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C and Class I shares received Class A, Class B, Class C and Class Y shares, respectively, of the Fund.
          Information for the Acquired Fund’s Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
          The Fund’s investment objective is to seek to provide its shareholders with capital appreciation and current income.
          The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
          The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Invesco Van Kampen Utility Fund

Schedule of Investments
December 31, 2010 (Unaudited) Continued
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended December 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$101,324,170	$8,750,274	$-0-	$110,074,444
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended December 31, 2010 was $101,290,608 and $119,293,559, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$6,707,275

Aggregate unrealized (depreciation) of investment securities	(3,232,117)

Net unrealized appreciation of investment securities	$3,475,158

Cost of investments for tax purposes is $106,599,286.
NOTE 4 — Subsequent Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Utilities Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Van Kampen Utility Fund

Invesco Van Kampen Value Opportunities Fund
Quarterly Schedule of Portfolio Holdings
December 31, 2010

invesco.com/us	VK-VOPP-QTR-1 12/10	Invesco Advisers, Inc.

Schedule of Investments
December 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.77%(a)

Advertising—5.06%
Omnicom Group, Inc.	70,205	$3,215,389

Aerospace & Defense—2.47%
Honeywell International, Inc.	29,468	1,566,519

Apparel Retail—1.22%
TJX Cos., Inc. (The)	17,400	772,386

Asset Management & Custody Banks—2.13%
Bank of New York Mellon Corp. (The)	44,850	1,354,470

Brewers—3.72%
Molson Coors Brewing Co. -Class B	47,063	2,362,092

Cable & Satellite—6.79%
Comcast Corp. -Class A	89,209	1,959,922
Time Warner Cable, Inc.	35,570	2,348,687

		4,308,609

Casinos & Gaming—1.59%
International Game Technology	56,910	1,006,738

Computer Hardware—4.44%
Dell, Inc. (b)	61,473	832,959
Hewlett-Packard Co.	47,170	1,985,857

		2,818,816

Data Processing & Outsourced Services—1.50%
Western Union Co. (The)	51,182	950,450

Department Stores—2.35%
Macy’s, Inc.	59,109	1,495,458

Diversified Banks—4.69%
Comerica, Inc.	2,695	113,837
U.S. Bancorp	38,255	1,031,737
Wells Fargo & Co.	59,184	1,834,112

		2,979,686

General Merchandise Stores—1.55%
Target Corp.	16,336	982,284

Household Products—2.54%
Procter & Gamble Co. (The)	25,071	1,612,817

Hypermarkets & Super Centers—3.02%
Wal-Mart Stores, Inc.	35,588	1,919,261

Industrial Conglomerates—2.93%
General Electric Co.	52,709	964,048
Tyco International Ltd. (Switzerland)	21,640	896,761

		1,860,809

Industrial Machinery—1.80%
Illinois Tool Works, Inc.	21,463	1,146,124

Integrated Oil & Gas—11.26%
Chevron Corp.	22,444	2,048,015
Exxon Mobil Corp.	18,171	1,328,663
Petroleo Brasileiro S.A. -ADR (Brazil)	35,915	1,359,024
Royal Dutch Shell PLC -ADR (United Kingdom)	36,109	2,411,359

		7,147,061

Investment Banking & Brokerage—3.15%
Goldman Sachs Group, Inc. (The)	5,889	990,294
Morgan Stanley	37,165	1,011,260

		2,001,554

Life & Health Insurance—3.28%
MetLife, Inc.	25,609	1,138,064
Torchmark Corp.	15,833	945,863

		2,083,927

Managed Health Care—1.52%
UnitedHealth Group, Inc.	26,709	964,462

Movies & Entertainment—2.09%
Time Warner, Inc.	41,237	1,326,594

Oil & Gas Drilling—2.13%
Noble Corp. (Switzerland)	37,792	1,351,820

Other Diversified Financial Services—6.84%
Bank of America Corp.	127,006	1,694,260
JPMorgan Chase & Co.	62,478	2,650,317

		4,344,577

Pharmaceuticals—3.84%
Bristol-Myers Squibb Co.	42,643	1,129,187
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Value Opportunities Fund

	Shares	Value

Pfizer, Inc.	74,757	$1,308,995

		2,438,182

Property & Casualty Insurance—11.61%
Allied World Assurance Co. Holdings Ltd. (Switzerland)	23,577	1,401,417
Aspen Insurance Holdings Ltd. (Bermuda)	42,863	1,226,739
Chubb Corp. (The)	50,092	2,987,487
Travelers Cos., Inc. (The)	31,454	1,752,302

		7,367,945

Semiconductors—1.76%
Intel Corp.	53,198	1,118,754

Steel—1.23%
POSCO -ADR (South Korea)	7,236	779,245

Thrifts & Mortgage Finance—0.03%
Capitol Federal Financial, Inc.	1,435	17,091

Wireless Telecommunication Services—1.23%
Vodafone Group PLC -ADR (United Kingdom)	29,452	778,416

Total Common Stocks & Other Equity Interests (Cost $60,460,977)		62,071,536

Money Market Funds—2.23%
Liquid Assets Portfolio — Institutional Class (c)	708,229	708,229
Premier Portfolio — Institutional Class (c)	708,229	708,229

Total Money Market Funds (Cost $1,416,458)		1,416,458

TOTAL INVESTMENTS—100.00% (Cost $61,877,435)		63,487,994

OTHER ASSETS LESS LIABILITIES—0.00%		(2,958)

NET ASSETS—100.00%		$63,485,036

Investment Abbreviations:

ADR — American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
December 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Van Kampen Value Opportunities Fund

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of December 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended December 31, 2010, there were no significant transfers between investment levels.
Invesco Van Kampen Value Opportunities Fund

	Level 1	Level 2	Level 3	Total

Equity Securities	$63,487,994	$—	$—	$63,487,994
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended December 31, 2010 was $57,549,642 and $109,006,838, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$7,563,291

Aggregate unrealized (depreciation) of investment securities	(6,141,573)

Net unrealized appreciation of investment securities	$1,421,718

Cost of investments for tax purposes is $62,066,276.
NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Basic Value Fund (the “Target Fund”) in exchange for shares of the Fund. The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Van Kampen Value Opportunities Fund

Item 2. Controls and Procedures.
(a)	As of December 14, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 14, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date: March 1, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date: March 1, 2011

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date: March 1, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.